Income Tax	12 Months Ended
Feb. 29, 2012
Income Tax [Text Block]
11.	Income Tax

Earnings before income taxes and the provision for income taxes consisted of the following for the years ended February 29, 2012, February 28, 2011, and February 28, 2010:

	2012	2011	2010

Earnings before income taxes:
Canada	$1,797,445	$762,748	$2,106,138
United States	(153,484)	(164,167)	(159,734)
Total	$1,643,961	$598,851	$1,946,404

Provision for income taxes:
Current	$-	-	-
Deferred, Canada	93,103	680,879	735,133
Deferred, United States	-	-	-
Total	$93,103	$680,879	$735,133

Income tax computed at statutory tax rates reconciles to the income tax provision, using a 26.25% (2011 - 28.17%, 2010 - 29.75%) statutory tax rate, as follows:

	2012	2011	2010

Tax at statutory rates at CDN rates	$431,540	$168,696	$579,055
Foreign loss taxed at US rates	(17,894)	(14,356)	(9,571)
Effect of change in statutory rate	14,400	19,500	(29,569)
Effect of foreign exchange on loss carry-forwards	(100,346)	204,076	343,189
Stock-based compensation	108,776	471,812	72,199
Expiry of loss carry-forwards	104,076	16,742	13,089
Other items, net	(23,278)	(4,420)	(14,358)
Change in valuation allowance	(424,171)	(181,171)	(218,901)
Income tax provision for year	$93,103	$680,879	$735,133

As at February 29, 2012, the Company and its subsidiaries have accumulated net operating losses in the amount of approximately $6.4 million which can be applied against future earnings in Canada and $8.3 million in the United States. The net operating loss carry forward amounts commence to expire in 2025 through 2032.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2012	2011

Operating and other losses carried forward	$4,684,015	$4,284,223
Property, plant and equipment	1,141,065	2,000,392
Trademark and deferred costs	104,529	107,529
Un-realized foreign exchange loss	39,171	37,829
Financing costs	-	56,081
Total deferred tax assets	5,968,780	6,486,054
Valuation allowance	(3,254,153)	(3,678,324)

Net deferred tax assets	$2,714,627	$2,807,730

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of tax assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has recognized a valuation allowance for those deferred tax assets for which realization is not more likely than not to occur.

The tax years that remain open to examination by the tax authorities are generally 2007-2012. The net operating losses from prior years are subject to adjustment under examination to the extent they remain unutilized in an open year.

There are no uncertain tax positions to recognize at February 29, 2012 and February 28, 2011.